CONDENSED BALANCE SHEET [Parenthetical] (USD $)	Sep. 30, 2011	Dec. 31, 2010
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	300,000,000	300,000,000
Common stock, shares issued	191,500,000	205,000,000
Common stock, shares outstanding	191,500,000	205,000,000